Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com
Jessica D. Burt, Esquire
202-419-8409
jburt@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

November 26, 2024
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (“Registrant”)
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 285/306 (the “Amendment”) to the Registration Statement of the Registrant, which was electronically filed with the U.S. Securities and Exchange Commission on November 26, 2024. It is proposed that the Amendment will become effective on November 27, 2024.

Please direct questions or comments relating to this filing to me at the above-referenced telephone.

Very truly yours, /s/Jessica D. Burt Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership